Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section of this proxy filing. The information provided below was not considered by the Compensation Committee in structuring or determining compensation for our NEOs.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return	Net Income
2025	$3,357,947	$7,656,432	$1,355,279	$2,218,042	$125.29	($146,946,905)
2024	$1,622,146	($506,084)	$639,606	$271,330	$20.20	($113,918,000)
2023 (5)	$2,440,486	$978,122	$631,145	$391,144	$62.27	($72,710,000)

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Daniel Tasse (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in this column represent the amount of CAP to Daniel Tasse, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Daniel Tasse during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments summarized in the table below were made to Daniel Tasse’s total compensation for each year to determine the compensation actually paid:

Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
2025	$2,518,980	$2,915,906	$0	$778,975	$0	$0	$6,213,861
2024	$412,578	($1,458,802)	$0	($593,879)	$0	$0	($1,640,104)
2023	$1,289,764	($1,363,237)	$0	($304,108)	$0	$0	($377,581)

(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023, 2024 and 2025 are Virginie Boucinha and Pharis Mohideen.

(4)
“The dollar amounts reported in column (d) represent the average amount of CAP to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the CAP:

Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
2025	$535,691	$691,419	$0	$180,358	$0	$0	$1,407,467
2024	$100,353	($281,374)	$0	($109,158)	$0	$0	($290,179)
2023	$210,150	($118,195)	$0	($29,431)	($112,455)	$0	($49,930)

(5)
As noted above in the Summary Compensation Table, the value of the 2023 Option Awards paid to our Chief Financial Officer, Virginie Boucinha, was updated from $151,395 to $151,398 due to administrative error in the amount reported in year 2023. The 2023 values reflected here have been updated accordingly.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023, 2024 and 2025 are Virginie Boucinha and Pharis Mohideen.

PEO Total Compensation Amount	$ 3,357,947	$ 1,622,146	$ 2,440,486
PEO Actually Paid Compensation Amount	$ 7,656,432	(506,084)	978,122
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of CAP to Daniel Tasse, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Daniel Tasse during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments summarized in the table below were made to Daniel Tasse’s total compensation for each year to determine the compensation actually paid:

Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
2025	$2,518,980	$2,915,906	$0	$778,975	$0	$0	$6,213,861
2024	$412,578	($1,458,802)	$0	($593,879)	$0	$0	($1,640,104)
2023	$1,289,764	($1,363,237)	$0	($304,108)	$0	$0	($377,581)

Non-PEO NEO Average Total Compensation Amount	$ 1,355,279	639,606	631,145
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,218,042	271,330	391,144
Adjustment to Non-PEO NEO Compensation Footnote
(4)
“The dollar amounts reported in column (d) represent the average amount of CAP to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the CAP:

Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Total Equity Award Adjustments
2025	$535,691	$691,419	$0	$180,358	$0	$0	$1,407,467
2024	$100,353	($281,374)	$0	($109,158)	$0	$0	($290,179)
2023	$210,150	($118,195)	$0	($29,431)	($112,455)	$0	($49,930)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 125.29	20.2	62.27
Net Income (Loss)	$ (146,946,905)	(113,918,000)	(72,710,000)
PEO Name	Daniel Tasse
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,213,861	(1,640,104)	(377,581)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,518,980	412,578	1,289,764
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,915,906	(1,458,802)	(1,363,237)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	778,975	(593,879)	(304,108)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,407,467	(290,179)	(49,930)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,691	100,353	210,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	691,419	(281,374)	(118,195)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,358	(109,158)	(29,431)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(112,455)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0